TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 22,632	$ 13,964	$ 25,709
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ 5,205	$ 3,212	$ 5,913
Tax adjustment in respect of different tax rate of foreign subsidiary		33	(185)
Non-deductible expenses and other permanent differences		305	83	188
Deferred taxes on losses for which valuation allowance was provided, net		896	959	592
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		(128)	(152)	(2,175)
Foreign withholding taxes		2,656	1,489
Stock compensation relating to stock options per ASC No. 718		(2,369)	1,258	821
Income taxes in respect of prior years		687	292	330
Change of tax rate		462	(599)
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	6,869	(1,844)	(2,783)
Other		205	(185)	257
Taxes on income		$ 14,821	$ 4,328	$ 3,143
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.15	$ 0.04	$ 0.06
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.14	$ 0.04	$ 0.06

[1]	Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status